Earnings per share	12 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Earnings per share

5. Earnings Per Share.

Basic earnings per common share are based on the weighted average number of common shares outstanding during the periods. Diluted earnings per common share are based on the weighted average number of common shares and potential dilution of securities that could share in earnings. The differences between basic and diluted shares used for the calculation are the effect of employee and director stock options.

The following details the computations of the basic and diluted earnings per common share (dollars and shares in thousands, except per share amounts):

	Years Ended September 30
	2020	2019	2018
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	3,369	3,342	3,318

Common shares issuable under share
based payment plans which are
potentially dilutive	1	1	2

Common shares used for diluted
earnings per common share	3,370	3,343	3,320

Net income	$257	1,763	5,119
Earnings per common share:
Basic	$.08	.53	1.54
Diluted	$.08	.53	1.54

For 2020 and 2019, 380,829 and 181,983 shares, respectively, attributable to outstanding stock options were excluded from the calculation of diluted earnings per share because their inclusion would have been anti-dilutive.